December 4, 2009

VIA EDGAR

Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, NE
Washington, DC 20549

Re:	HSBC Investor Funds (the “Trust”)
File Nos. 033-07647 and 811-04782

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive form of the HSBC Investor Cash Management Fund Class E Shares Prospectus, the HSBC Investor Cash Management Class E Shares Statement of Additional Information and the HSBC Investor Money Market Funds Class E Shares Statement of Additional Information, all dated December 1, 2009, do not differ from those contained in the most recent post-effective amendment to the Registration Statement of the Trust. This Amendment to the Registration Statement was electronically filed under 485(b) as Post-Effective Amendment No. 117 on December 1, 2009 (Accession No. 0000930413-09-006054).

If you have any questions regarding this certification, please contact me at (617) 824-1381.

Sincerely,

/s/Jennifer English

Jennifer English
Senior Vice President
Citi Fund Services
Secretary to the Trust

cc:	Richard Fabietti (HSBC)
Elba Vasquez (HSBC)
David Harris, Esq. (Dechert)
Frederick Sherley, Esq. (Dechert)